UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2003

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):[   ] is a restatement.
                                    [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital Corporation
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:       28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:       Robert J. Lukaszewicz
Title:      Vice President & Controller
Phone:      (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz  Chicago, Illinois  May 12, 2003
-------------------------  -----------------  -------------
       (Signature)         (City/State)          (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      66

Form 13F Information Table Value Total:     $9,824,474
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None




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INSTITUTIONAL CAPITAL CORPORATION
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FORM 13F
                        31-Mar-03

                                                                                                     Voting Authority
                                                                                                --------------------------

Name of Issuer                     Title
                                     of              Value       Shares/   Sh/ Put/   Inv   Oth
                                   Class     CUSIP    (x$1000)   Prn Amt   Prn Call  Disc   Mgr      Sole      Shrd     None
------------------------------    -------- ---------  --------   --------  --- ---- ------- -----  --------  --------  --------

ABN Amro Holding ADR                   COM 000937102     6,298     429,900  SH         Sole          429,900
Accenture Ltd                          COM G1150G111   118,994   7,676,980  SH         Sole        7,011,280            665,700
Air Products and Chemicals Inc         COM 009158106    58,988   1,423,821  SH         Sole        1,308,971            114,850
American International Group           COM 026874107   282,344   5,709,673  SH         Sole        5,247,173            462,500
Anthem Inc                             COM 03674B104   109,277   1,649,467  SH         Sole        1,513,767            135,700
Aventis ADR                            COM 053561106     6,455     146,200  SH         Sole          146,200
BNP Paribas ADR                        COM 05565A202     6,439     321,900  SH         Sole          321,900
BP Plc                                 COM 055622104     6,358     164,750  SH         Sole          164,750
Bank One Corp                          COM 06423A103   232,517   6,716,260  SH         Sole        6,174,710            541,550
Bank of America Corp                   COM 060505104   410,349   6,139,276  SH         Sole        5,664,526            474,750
Bayerische Moteren Werke AG Or         COM   5756029     5,452     196,600  SH         Sole          196,600
Caterpillar Inc                        COM 149123101   161,471   3,281,926  SH         Sole        3,017,226            264,700
Cendant Corp                           COM 151313103   298,710  23,520,515  SH         Sole       21,661,515          1,859,000
Cigna Corp                             COM 125509109       764      16,700  SH         Sole           16,600                100
Citigroup Inc                          COM 172967101   463,171  13,444,727  SH         Sole       12,383,773          1,060,954
Clear Channel Communications           COM 184502102   244,862   7,218,818  SH         Sole        6,592,068            626,750
Clorox Co                              COM 189054109   100,302   2,172,455  SH         Sole        1,995,655            176,800
Comcast Corp Cl A                      COM 20030N101   232,535   8,133,430  SH         Sole        7,483,898            649,532
ConocoPhillips                         COM 20825C104   314,644   5,870,223  SH         Sole        5,395,956            474,267
Deutsche Telekom AG Sponsored          COM 251566105     6,374     578,400  SH         Sole          578,400
Diageo PLC ADR                         COM 25243Q205   331,089   8,051,786  SH         Sole        7,436,186            615,600
Encana Corp                            COM 292505104   168,193   5,197,589  SH         Sole        4,780,956            416,633
Entergy Corp                           COM 29364G103   164,466   3,415,711  SH         Sole        3,141,011            274,700
Estee Lauder Companies Inc             COM 518439104    71,002   2,338,686  SH         Sole        2,152,536            186,150
Fannie Mae                             COM 313586109   252,977   3,871,113  SH         Sole        3,559,413            311,700
Fortis - Sponsored ADR                 COM 34956J309     6,201     480,900  SH         Sole          480,900
Gannett Inc                            COM 364730101   138,323   1,963,986  SH         Sole        1,808,012            155,974
General Electric Co                    COM 369604103   298,089  11,689,775  SH         Sole       10,705,898            983,877
Goldman Sachs Group Inc                COM 38141G104   176,077   2,586,323  SH         Sole        2,383,573            202,750
Groupe Bruxelles Lambert SA Or         COM   7097328     6,222     172,976  SH         Sole          172,976
HCA Inc                                COM 404119109   262,739   6,352,481  SH         Sole        5,863,231            489,250
Hewlett Packard Co                     COM 428236103   180,091  11,581,384  SH         Sole       10,642,967            938,417
Koninklijke Philips Electronic         COM 500472303   265,314  17,018,197  SH         Sole       15,673,833          1,344,364
L-3 Communications Holdings            COM 502424104    90,153   2,244,280  SH         Sole        2,078,630            165,650
Liberty Media Corp Class A             COM 530718105   333,134  34,237,842  SH         Sole       31,575,742          2,662,100
Loews Corp                             COM 540424108   190,076   4,770,966  SH         Sole        4,503,016            267,950
Lowes Cos Inc                          COM 548661107    70,899   1,736,880  SH         Sole        1,598,530            138,350
MetLife Inc                            COM 59156R108   229,742   8,708,957  SH         Sole        8,006,557            702,400
Nestle SA Sponsored Reg ADR            COM 641069406     6,549     132,500  SH         Sole          132,500
News Corp Ltd Class A Sponsore         COM 652487802       799      37,364  SH         Sole           37,364
Nokia Corporation ADR                  COM 654902204   143,355  10,232,323  SH         Sole        9,419,673            812,650
Northrop Grumman Corp                  COM 666807102   209,099   2,437,055  SH         Sole        2,260,208            176,847
Novartis AG Sponsored ADR              COM 66987V109     6,441     173,800  SH         Sole          173,800
Occidental Petroleum                   COM 674599105   113,847   3,799,964  SH         Sole        3,462,414            337,550
Pearson PLC Ord Shrs                   COM   0677608     4,473     589,500  SH         Sole          589,500
Peninsular & Oriental Steam            COM   0680048     2,365     836,850  SH         Sole          836,850
Pepsico Inc                            COM 713448108   275,750   6,893,756  SH         Sole        6,315,786            577,970
Pfizer Inc                             COM 717081103   315,257  10,117,369  SH         Sole        9,288,369            829,000
Public Service Enterprise Grou         COM 744573106   193,815   5,282,514  SH         Sole        4,847,964            434,550
Rank Group PLC Ord Shrs                COM   0724076     5,493   1,480,300  SH         Sole        1,480,300
Royal Bank of Scotland Group O         COM   0754783     6,461     287,150  SH         Sole          287,150
SPX Corp                               COM 784635104   107,060   3,134,060  SH         Sole        2,870,410            263,650
Sears Roebuck & Co                     COM 812387108     1,414      58,550  SH         Sole           58,350                200
Target Corp                            COM 87612E106   262,920   8,985,629  SH         Sole        8,267,104            718,525
Tesco PLC Ord Shrs                     COM   0884709     6,499   2,308,800  SH         Sole        2,308,800
Total Fina Elf S.A. ADR                COM 89151E109   290,260   4,587,634  SH         Sole        4,231,984            355,650
Transocean Inc                         COM G90078109   104,241   5,097,381  SH         Sole        4,684,931            412,450
Travelers Property Casualty Cl         COM 89420G109   249,120  17,680,637  SH         Sole       16,093,230          1,587,407
UBS AG ADR                             COM H8920M855     9,578     224,300  SH         Sole          224,300
UPM Kymmene Corp ADR                   COM 915436109     5,308     400,600  SH         Sole          400,600
Union Pacific Corp                     COM 907818108   186,228   3,385,959  SH         Sole        3,112,309            273,650
Verizon Communications Inc             COM 92343V104   315,133   8,914,637  SH         Sole        8,162,068            752,569
Vodafone Group PLC ADR                 COM 92857W100     8,625     473,400  SH         Sole          473,400
Wells Fargo and Co                     COM 949746101   268,116   5,959,458  SH         Sole        5,444,958            514,500
Weyerhaeuser Co                        COM 962166104   141,797   2,964,586  SH         Sole        2,730,661            233,925
Wyeth                                  COM 983024100   283,380   7,492,868  SH         Sole        6,903,468            589,400

REPORT SUMMARY                          66           9,824,474
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